Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Summary of Dividends Declared and Recorded	The table below sets out the dividends paid in 2022.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 3, 2021	December 31, 2021	January 18, 2022	0.165	18.3
February 23, 2022	March 31, 2022	April 18, 2022	0.180	20.0
May 11, 2022	June 30, 2022	July 15, 2022	0.180	19.9
August 10, 2022	September 29, 2022	October 17, 2022	0.180	20.0
November 10, 2022	December 30, 2022	January 17, 2023	0.180	—

Number of Shares and Weighted Average Exercise Price of Share Options

	For the year ended December 31, 2022		For the year ended December 31, 2021
	Shares #	Weighted Average Exercise Price per Share $	Shares #	Weighted Average Exercise Price per Share $

Share options outstanding, beginning of the year	848,278	32.37	2,123,800	32.45
Exercised	(561,217)	32.06	(1,267,614)	32.50
Forfeited	(6,000)	32.16	(7,908)	32.98

Share options outstanding, end of the year	281,061	32.98	848,278	32.37
Share options vested, end of the year	281,061	32.98	848,278	32.37

Summary of the Company's RSUs, PSUs, and DSUs

	December 31, 2022			December 31, 2021
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	406,762	862,032	200,411	289,180	869,337	163,249
Granted and adjusted dividends	150,591	263,434	28,871	128,579	251,120	37,162
Paid	(148,327)	(318,058)	—	—	(235,373)	—
Forfeited	(13,301)	(21,919)	—	(10,997)	(23,052)	—
Units, end of year	395,725	785,489	229,282	406,762	862,032	200,411